PREPAID EXPENSES (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Other prepaid expense	$ 3,625